Submission	Aug. 05, 2026
Submission [Line Items]
Central Index Key	0000004127
Registrant Name	SKYWORKS SOLUTIONS, INC.
Registration File Number	333-297918
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES